Commissions and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Commissions and Expenses
	2017	2016	2015
Commissions	2,661	2,929	3,313
Employee expenses	2,234	2,287	2,280
Administration expenses	1,424	1,273	1,278
Deferred expenses	(980)	(1,203)	(1,533)
Amortization of deferred expenses	543	880	1,143
Amortization of VOBA and future servicing rights	43	184	117
Total	5,925	6,351	6,598

Summary of Employee Expenses
Employee expenses	2017	2016	2015
Salaries	1,470	1,471	1,462
Post-employment benefit costs	318	338	335
Social security charges	151	155	145
Other personnel costs	267	294	320
Shares, share appreciation rights, share options	28	28	17
Total	2,234	2,287	2,280

Summary of Shares Provided in Active Plans for Long Term Incentive and Variable Compensation Identified Saff
	2007	2011 1)	2012 1)	2013 1)	2014 1)	2015 1)	2016 1)	2017 1)	Total
Number of shares conditionally granted 2)	18,506	4,075,460	9,195,284	5,735,046	5,306,037	5,178,633	6,809,814	6,722,418	43,041,198
Number of shares allocated	18,506	6,452,535	13,392,200	8,536,076	4,714,569	4,942,275	7,155,420	-	45,211,581

Unvested at January 1, 2016	9,253	-	6,584,783	7,458,390	4,372,405	5,178,633	-	-	23,603,464
Number of shares conditionally granted 2)	-	-	-	-	-	-	6,809,814	-	6,809,814
Number of shares allocated	280	-	-	(45,557)	16,937	(330,501)	-	-	(358,841)
Number of shares forfeited	-	-	76,435	141,013	95,977	15,985	-	-	329,410
Number of shares vested	9,533	-	6,508,348	3,167,260	111,521	278,510	-	-	10,075,172
Unvested at December 31, 2016	-	-	-	4,104,560	4,181,844	4,553,637	6,809,814	-	19,649,855
Number of shares conditionally granted 2)	-	-	-	-	-	-	-	6,722,418	6,722,418
Number of shares allocated	-	-	-	-	49,780	-	345,606	-	395,386
Number of shares forfeited	-	-	-	-	42,580	116,505	136,506	-	295,591
Number of shares vested	-	-	-	4,104,560	1,887,728	122,638	427,485	-	6,542,411
Unvested at December 31, 2017	-	-	-	-	2,301,316	4,314,494	6,591,429	6,722,418	19,929,657

Average share price used for grant in EUR 3)		4.727	3.126	4.917	6.739	6.106	5.128	5.246

Fair value of shares at grant date in EUR		3.915 to 4.581	2.260 to 2.886	3.900 to 4.684	5.840 to 6.658	5.159 to 6.018	3.990 to 4.898	4.040 to 4.933

[1]	Performance year for both Long-term incentive plans and Variable compensation Identified Staff
[2]	Number of shares conditionally granted based on the at target number of grants made that could increase or decrease subject to the actual performance attained
[3]	This value is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15

Aegon N.V [member]
Summary of Commissions and Expenses

	2017	2016
Employee expenses	80	80
Administration expenses	78	73
Cost sharing	(76)	(85)
Total	82	68